ACCRUED LIABILITIES (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
ACCRUED LIABILITIES
Payroll and related costs		$ 183	$ 204
Volume and rebate accruals		72	79
Restructuring and plant closing costs		117	89
Taxes other than income taxes		65	65
Income taxes		18	35
Interest		22	32
Pension liabilities		11	13
Other postretirement benefits		9	9
Environmental accruals		6	7
Asset retirement obligations		18
Other miscellaneous accruals		162	203
Total	[1]	$ 683	$ 736

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”